15008479

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC
NOV 24 2015
Washington, DC 20549

CERTNAS
001-37628

By Electronic Mail

November 24, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on November 9, 2015 The Nasdaq Stock Market (the "Exchange") received from ANDINA ACQUISITION CORP. II (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one Ordinary Share, one Right and one Redeemable Warrant
Ordinary Shares, par value $0.0001 per share
Rights, each exchangeable into one-seventh of one Ordinary Share
Redeemable Warrant, each exercisable for one half of one Ordinary Share at an exercise price of $11.50 per full share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery